Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000250374 | Bank of America NAFR_959CPQ001_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000250374 | Barclays Capital, Inc.FR_959GFN000_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000250374 | JP Morgan SecuritiesFR_959JJG005_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000250374 | U.S. Treasury BillsFR_912797SX6_3.652600_2026-06-04
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250374 | Bank of MontrealFR_06399G001_3.640000_2026-05-01
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250374 | U.S. Treasury BillsFR_912797SP3_0.010000_2026-05-07
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000250374 | U.S. Treasury BillsFR_912797SX6_0.010000_2026-06-04
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250374 | U.S. Treasury BillsFR_912797QX8_0.010000_2026-06-11
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250374 | U.S. Treasury BillsFR_912797TR8_686400_2026-05-12
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250374 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.848246_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250374 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000250374 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000250374 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000250374 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250374 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(11.60%)
C000263822 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000263822 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000263822 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000263822 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000263822 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000263822 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000263822 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000263822 | ASML Holding NVFR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263822 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263822 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263822 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000263822 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000263822 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000263822 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000263822 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000263822 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000263822 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263822 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263822 | SectorMoney Market Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263822 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000017399 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000017399 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017399 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017399 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017399 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017399 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017399 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017399 | ASML Holding NVFR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017399 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017399 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017399 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000017399 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017399 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017399 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017399 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017399 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017399 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017399 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017399 | SectorMoney Market Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017399 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000017400 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000017400 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017400 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017400 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017400 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017400 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017400 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017400 | ASML Holding NVFR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017400 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017400 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017400 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000017400 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017400 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017400 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017400 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017400 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017400 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017400 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017400 | SectorMoney Market Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017400 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000039809 | TCW Securitized Bond FundFR_87234N880
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000039809 | TCW MetWest Total Return Bonds FundFR_592905509
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000039809 | TCW MetWest Unconstrained Bonds FundFR_592905749
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000039809 | TCW Relative Value Large Cap FundFR_87234N385
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000039809 | TCW Concentrated Large Cap Growth FundFR_87234N302
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000039809 | TCW Artificial Intelligence ETFFR_29287L502
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000039809 | TCW Transform Systems ETFFR_29287L205
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000039809 | TCW Global Real Estate FundFR_872365796
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000039809 | TCW Global Bond FundFR_872365887
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039809 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039809 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000039809 | SectorDiversified Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000039809 | SectorDiversified Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000039809 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000039809 | SectorExchange-Traded Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000039809 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038019 | TCW Securitized Bond FundFR_87234N880
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000038019 | TCW MetWest Total Return Bonds FundFR_592905509
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000038019 | TCW MetWest Unconstrained Bonds FundFR_592905749
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000038019 | TCW Relative Value Large Cap FundFR_87234N385
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000038019 | TCW Concentrated Large Cap Growth FundFR_87234N302
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038019 | TCW Artificial Intelligence ETFFR_29287L502
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000038019 | TCW Transform Systems ETFFR_29287L205
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038019 | TCW Global Real Estate FundFR_872365796
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038019 | TCW Global Bond FundFR_872365887
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038019 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038019 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000038019 | SectorDiversified Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000038019 | SectorDiversified Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000038019 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000038019 | SectorExchange-Traded Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038019 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000263824 | U.S. Treasury NotesFR_91282CQK0
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000263824 | U.S. Treasury NotesFR_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000263824 | U.S. Treasury BondsFR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000263824 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000263824 | U.S. Treasury NotesFR_91282CQN4
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000263824 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000263824 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263824 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263824 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263824 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263824 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000263824 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000263824 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)
C000263824 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000263824 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000263824 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000263824 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000263824 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000263824 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000263824 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000017419 | U.S. Treasury NotesFR_91282CQK0
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000017419 | U.S. Treasury NotesFR_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017419 | U.S. Treasury BondsFR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017419 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017419 | U.S. Treasury NotesFR_91282CQN4
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017419 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017419 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017419 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017419 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017419 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017419 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000017419 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017419 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)
C000017419 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000017419 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000017419 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017419 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017419 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017419 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017419 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000017420 | U.S. Treasury NotesFR_91282CQK0
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000017420 | U.S. Treasury NotesFR_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017420 | U.S. Treasury BondsFR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017420 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017420 | U.S. Treasury NotesFR_91282CQN4
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017420 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017420 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017420 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017420 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017420 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017420 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000017420 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017420 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)
C000017420 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000017420 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000017420 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000017420 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017420 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017420 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017420 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000218395 | U.S. Treasury NotesFR_91282CQK0
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000218395 | U.S. Treasury NotesFR_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218395 | U.S. Treasury BondsFR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218395 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218395 | U.S. Treasury NotesFR_91282CQN4
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218395 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218395 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218395 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218395 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218395 | U.S. Treasury BondsFR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218395 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000218395 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000218395 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)
C000218395 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000218395 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000218395 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000218395 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218395 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000218395 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218395 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000263826 | Argentina Republic Government International BondsFR_040114HV5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263826 | Angola Government International BondsFR_035198AJ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000263826 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000263826 | Saudi Arabian Oil Co.FR_80414L2N4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263826 | Ecopetrol SAFR_279158AV1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263826 | Mexico Government International BondsFR_91087BBC3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263826 | Gabon Government International BondsFR_ACI1JHS13
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263826 | Hungary Government International BondsFR_ACI2MB796
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263826 | Argentina Republic Government International BondsFR_040114HU7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263826 | Romania Government International BondsFR_77586RAR1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263826 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263826 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000263826 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000263826 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000263826 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000263826 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000263826 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000263826 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000263826 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000263826 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017426 | Argentina Republic Government International BondsFR_040114HV5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017426 | Angola Government International BondsFR_035198AJ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017426 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017426 | Saudi Arabian Oil Co.FR_80414L2N4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017426 | Ecopetrol SAFR_279158AV1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017426 | Mexico Government International BondsFR_91087BBC3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017426 | Gabon Government International BondsFR_ACI1JHS13
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017426 | Hungary Government International BondsFR_ACI2MB796
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017426 | Argentina Republic Government International BondsFR_040114HU7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017426 | Romania Government International BondsFR_77586RAR1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017426 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017426 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000017426 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017426 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000017426 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017426 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017426 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017426 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017426 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017426 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017427 | Argentina Republic Government International BondsFR_040114HV5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017427 | Angola Government International BondsFR_035198AJ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017427 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017427 | Saudi Arabian Oil Co.FR_80414L2N4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017427 | Ecopetrol SAFR_279158AV1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017427 | Mexico Government International BondsFR_91087BBC3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017427 | Gabon Government International BondsFR_ACI1JHS13
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017427 | Hungary Government International BondsFR_ACI2MB796
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017427 | Argentina Republic Government International BondsFR_040114HU7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017427 | Romania Government International BondsFR_77586RAR1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017427 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017427 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000017427 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017427 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000017427 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017427 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017427 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017427 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017427 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017427 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218396 | Argentina Republic Government International BondsFR_040114HV5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218396 | Angola Government International BondsFR_035198AJ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218396 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218396 | Saudi Arabian Oil Co.FR_80414L2N4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218396 | Ecopetrol SAFR_279158AV1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218396 | Mexico Government International BondsFR_91087BBC3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218396 | Gabon Government International BondsFR_ACI1JHS13
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218396 | Hungary Government International BondsFR_ACI2MB796
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218396 | Argentina Republic Government International BondsFR_040114HU7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218396 | Romania Government International BondsFR_77586RAR1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218396 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218396 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000218396 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000218396 | SectorGovernment
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000218396 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000218396 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000218396 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218396 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218396 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218396 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000094780 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000094780 | Indonesia Treasury BondsFR_ACI2Z5985
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000094780 | Brazil Notas do Tesouro NacionalFR_919QJXII3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000094780 | Turkiye Government BondsFR_ACI2YWLW0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094780 | Czech Republic Government BondsFR_ACI23YDB5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094780 | Republic of South Africa Government BondsFR_BPXR8CII6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094780 | China Government BondsFR_ACI2PTLV9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094780 | Thailand Government BondsFR_ACI2S0HH5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094780 | Hungary Government BondsFR_ACI0CCQC1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094780 | Republic of South Africa Government BondsFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094780 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094780 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000094780 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000094780 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000094780 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000094780 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000094780 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094780 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000094780 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000094780 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094780 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000094781 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000094781 | Indonesia Treasury BondsFR_ACI2Z5985
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000094781 | Brazil Notas do Tesouro NacionalFR_919QJXII3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000094781 | Turkiye Government BondsFR_ACI2YWLW0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094781 | Czech Republic Government BondsFR_ACI23YDB5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094781 | Republic of South Africa Government BondsFR_BPXR8CII6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094781 | China Government BondsFR_ACI2PTLV9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094781 | Thailand Government BondsFR_ACI2S0HH5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094781 | Hungary Government BondsFR_ACI0CCQC1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094781 | Republic of South Africa Government BondsFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000094781 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094781 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000094781 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000094781 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000094781 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000094781 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000094781 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094781 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000094781 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000094781 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094781 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000105877 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105877 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000105877 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105877 | Japan Government Ten Year BondsFR_ACI37T9P4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000105877 | U.K. GiltsFR_ACI34K0J9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000105877 | U.K. GiltsFR_ACI2TTTT2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105877 | China Government BondsFR_ACI34MHW8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105877 | China Government BondsFR_ACI2ZWLY5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105877 | U.K. GiltsFR_BSQNRCII6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105877 | Bundesrepublik Deutschland BundesanleiheFR_ACI2YGNP8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105877 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105877 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105877 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.30%)
C000105877 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000105877 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000105877 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105877 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105877 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105877 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000105877 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105878 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105878 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000105878 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105878 | Japan Government Ten Year BondsFR_ACI37T9P4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000105878 | U.K. GiltsFR_ACI34K0J9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000105878 | U.K. GiltsFR_ACI2TTTT2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000105878 | China Government BondsFR_ACI34MHW8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000105878 | China Government BondsFR_ACI2ZWLY5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105878 | U.K. GiltsFR_BSQNRCII6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105878 | Bundesrepublik Deutschland BundesanleiheFR_ACI2YGNP8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105878 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105878 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000105878 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(12.30%)
C000105878 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000105878 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000105878 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105878 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105878 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105878 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000105878 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000148757 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000148757 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000148757 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000148757 | Iron Mountain, Inc.FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000148757 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000148757 | InterContinental Hotels Group PLCFR_ACI37TJD0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000148757 | DexusFR_B033YN903
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148757 | Mid-America Apartment Communities, Inc.FR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000148757 | American Tower Corp.FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000148757 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000148757 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000148757 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000148757 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000148757 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000148757 | SectorHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000148757 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000148757 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000148757 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000148757 | SectorOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148757 | SectorRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000148758 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000148758 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000148758 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000148758 | Iron Mountain, Inc.FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000148758 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000148758 | InterContinental Hotels Group PLCFR_ACI37TJD0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000148758 | DexusFR_B033YN903
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148758 | Mid-America Apartment Communities, Inc.FR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000148758 | American Tower Corp.FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000148758 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000148758 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000148758 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000148758 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000148758 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000148758 | SectorHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000148758 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000148758 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000148758 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000148758 | SectorOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148758 | SectorRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000263825 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000263825 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000263825 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000263825 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000263825 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000263825 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263825 | AMETEK, Inc.FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000263825 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000263825 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000263825 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000263825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000263825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000263825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000263825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000263825 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000263825 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000263825 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000263825 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000263825 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017421 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017421 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017421 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017421 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017421 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017421 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017421 | AMETEK, Inc.FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017421 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017421 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017421 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017421 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000017421 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017421 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017421 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017421 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017421 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000017421 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017421 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017421 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017421 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017422 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017422 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017422 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017422 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017422 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017422 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017422 | AMETEK, Inc.FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017422 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017422 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017422 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017422 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000017422 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017422 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017422 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017422 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017422 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000017422 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017422 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017422 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017422 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017415 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017415 | CH Robinson Worldwide, Inc.FR_12541W209
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017415 | Entergy Corp.FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017415 | Jabil, Inc.FR_466313103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017415 | MasTec, Inc.FR_576323109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017415 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017415 | Avnet, Inc.FR_053807103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017415 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017415 | DuPont de Nemours, Inc.FR_26614N102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017415 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017415 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017415 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017415 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017415 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000017415 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017415 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017415 | SectorMoney Market Investments
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017415 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000017415 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017415 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017417 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017417 | CH Robinson Worldwide, Inc.FR_12541W209
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017417 | Entergy Corp.FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017417 | Jabil, Inc.FR_466313103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017417 | MasTec, Inc.FR_576323109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017417 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017417 | Avnet, Inc.FR_053807103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017417 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017417 | DuPont de Nemours, Inc.FR_26614N102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017417 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017417 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017417 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017417 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017417 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000017417 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017417 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017417 | SectorMoney Market Investments
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000017417 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000017417 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017417 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000263823 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000263823 | Government National Mortgage Association, TBAFR_21H032654
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000263823 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000263823 | Uniform Mortgage-Backed Security, TBAFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000263823 | Federal National Mortgage AssociationFR_3140QNQD7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263823 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000263823 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000263823 | Government National Mortgage Association, TBAFR_21H022655
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000263823 | Government National Mortgage Association, TBAFR_21H040657
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000263823 | Government National Mortgage Association, TBAFR_21H042653
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263823 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000263823 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000263823 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.30%)
C000263823 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000263823 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263823 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000263823 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000263823 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000263823 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263823 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017410 | Government National Mortgage Association, TBAFR_21H032654
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017410 | Federal National Mortgage AssociationFR_3140QNQD7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017410 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017410 | Government National Mortgage Association, TBAFR_21H022655
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017410 | Government National Mortgage Association, TBAFR_21H040657
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017410 | Government National Mortgage Association, TBAFR_21H042653
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017410 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000017410 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017410 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.30%)
C000017410 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000017410 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017410 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017410 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000017410 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017410 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017410 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017411 | Government National Mortgage Association, TBAFR_21H032654
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017411 | Federal National Mortgage AssociationFR_3140QNQD7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017411 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017411 | Government National Mortgage Association, TBAFR_21H022655
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017411 | Government National Mortgage Association, TBAFR_21H040657
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017411 | Government National Mortgage Association, TBAFR_21H042653
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017411 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000017411 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017411 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.30%)
C000017411 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000017411 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017411 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017411 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000017411 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017411 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017411 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218394 | Government National Mortgage Association, TBAFR_21H032654
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000218394 | Federal National Mortgage AssociationFR_3140QNQD7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218394 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218394 | Government National Mortgage Association, TBAFR_21H022655
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218394 | Government National Mortgage Association, TBAFR_21H040657
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218394 | Government National Mortgage Association, TBAFR_21H042653
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218394 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000218394 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000218394 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.30%)
C000218394 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000218394 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218394 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000218394 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000218394 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000218394 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218394 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263827 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000263827 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000263827 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000263827 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000263827 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000263827 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263827 | Elite Material Co. Ltd.FR_631612900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263827 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263827 | BOC Aviation Ltd.FR_BYZJV1900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000263827 | Accton Technology Corp.FR_600521900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000263827 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000263827 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000263827 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000263827 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000263827 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000263827 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000263827 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000263827 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000263827 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000263827 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000257108 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000257108 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000257108 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000257108 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000257108 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000257108 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000257108 | Elite Material Co. Ltd.FR_631612900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000257108 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000257108 | BOC Aviation Ltd.FR_BYZJV1900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000257108 | Accton Technology Corp.FR_600521900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000257108 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000257108 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000257108 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000257108 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000257108 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000257108 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000257108 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000257108 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257108 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000257108 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000257109 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000257109 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000257109 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000257109 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000257109 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000257109 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000257109 | Elite Material Co. Ltd.FR_631612900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000257109 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000257109 | BOC Aviation Ltd.FR_BYZJV1900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000257109 | Accton Technology Corp.FR_600521900
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000257109 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000257109 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000257109 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000257109 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000257109 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000257109 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000257109 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000257109 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257109 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000257109 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%

[1]	Less than 0.01%
[2]	Less than 0.01%
[3]	Less than 0.01%
[4]	Less than 0.01%
[5]	Less than 0.01%
[6]	Less than 0.01%
[7]	Less than 0.01%
[8]	Less than 0.01%
[9]	Less than 0.01%
[10]	Less than 0.01%
[11]	Less than 0.01%
[12]	Less than 0.01%
[13]	Less than 0.01%
[14]	Less than 0.01%
[15]	Less than 0.01%
[16]	Less than 0.01%
[17]	Less than 0.01%
[18]	Less than 0.01%
[19]	Less than 0.01%